SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Expected Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2015
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years